Amounts Due from Related Parties (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Related Party Transaction [Line Items]
Amounts due from related parties	$ 3,838		$ 1,591
iSoftStone Technologies Co., Ltd.
Related Party Transaction [Line Items]
Amounts due from related parties	83	[1]	91	[1]
Wuxi iCarnegie
Related Party Transaction [Line Items]
Amounts due from related parties	2,521	[2]	1,470	[2]
Shenke
Related Party Transaction [Line Items]
Amounts due from related parties	7		7
Wuxi IoT
Related Party Transaction [Line Items]
Amounts due from related parties	156		23
iSS-Foshan
Related Party Transaction [Line Items]
Amounts due from related parties	$ 1,071	[3]

[1]	Amount due from iSoftStone Technologies Co., Ltd. represented a loan extended to iSoftStone Technologies Co., Ltd. by the Group. The loan amount is unsecured and bearing interest at 2.5% per annum.
[2]	Amount due from Wuxi iCarnegie as of December 31, 2012 represented an unsecured loan of $520 extended to Wuxi iCarnegie by the Group with interest of 4.86% per annum and the course and training fee of $1,707 paid by the Group on behalf of Wuxi iCarnegie, and other prepayment on behalf of Wuxi iCarnegie of $294.
[3]	Amount due from iSS-Foshan mainly represented project receivables.